Capital Requirements and Restriction on Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2019
Capital Requirements And Restriction On Retained Earnings [Abstract]
Actual Capital Levels and Minimum Required Capital Levels

The Company’s and Civista’s actual capital levels and minimum required capital levels at December 31, 2019 and 2018 were as follows:

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Purposes
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2019
Total Risk Based Capital
Consolidated	$285,268	16.1%	$141,506	8.0%	n/a	n/a
Civista	250,920	14.2	141,445	8.0	$176,807	10.0%
Tier I Risk Based Capital
Consolidated	270,501	15.3	106,129	6.0	n/a	n/a
Civista	235,094	13.3	106,084	6.0	141,445	8.0
CET1 Risk Based Capital
Consolidated	241,074	13.6	79,597	4.5	n/a	n/a
Civista	224,653	12.7	79,563	4.5	114,924	6.5
Leverage
Consolidated	270,501	12.3	87,652	4.0	n/a	n/a
Civista	235,094	10.8	87,362	4.0	109,203	5.0
2018
Total Risk Based Capital
Consolidated	$260,531	16.1%	$129,080	8.0%	n/a	n/a
Civista	228,620	14.2	128,918	8.0	$161,407	10.0%
Tier I Risk Based Capital
Consolidated	246,852	15.3	96,810	6.0	n/a	n/a
Civista	213,922	13.3	96,689	6.0	129,125	8.0
CET1 Risk Based Capital
Consolidated	208,061	12.9	72,608	4.5	n/a	n/a
Civista	203,441	12.6	72,517	4.5	104,914	6.5
Leverage
Consolidated	246,852	12.8	80,788	4.0	n/a	n/a
Civista	213,922	10.6	80,642	4.0	100,802	5.0